Acquisitions - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	12 Months Ended				1 Months Ended										0 Months Ended		4 Months Ended	12 Months Ended	0 Months Ended	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	May 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Maximum [Member]	Jul. 31, 2013 Interest rate swap agreements [Member]	Dec. 31, 2013 Interest rate swap agreements [Member]	Dec. 31, 2013 Interest rate swap agreements [Member] Derivative Instrument Interest Payment Period One [Member]	Dec. 31, 2013 Interest rate swap agreements [Member] Derivative Instrument Interest Payment Period Two [Member]	Dec. 31, 2013 Secured debt [Member]	Dec. 31, 2012 Secured debt [Member]	Nov. 30, 2011 FPSO unit Sevan Hummingbird [Member]	Dec. 31, 2013 Sevan Marine [Member]	Dec. 31, 2012 Sevan Marine [Member]	Nov. 30, 2011 Sevan Marine [Member]	May 02, 2013 Voyageur Spirit [Member]	Apr. 13, 2013 Voyageur Spirit [Member]	Aug. 26, 2013 Voyageur Spirit [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Initial [Member]	May 02, 2013 Voyageur Spirit [Member] Adjusted [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Dec. 31, 2011 FPSO Segment [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Vessel	Dec. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member]	Dec. 31, 2012 Teekay LNG-Marubeni Joint Venture [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Dec. 31, 2013 Teekay LNG-Marubeni Joint Venture [Member] Shareholders' Equity [Member]	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Secured debt [Member]	Feb. 28, 2013 Exmar LPG Joint Venture [Member]	Dec. 31, 2013 Exmar LPG Joint Venture [Member] Vessel	Nov. 01, 2012 Exmar LPG Joint Venture [Member] Vessel	Feb. 29, 2012 Exmar LPG Joint Venture [Member]	Dec. 31, 2013 Exmar LPG Joint Venture [Member] Newbuildings [Member] Vessel	Nov. 01, 2012 Exmar LPG Joint Venture [Member] Newbuildings [Member] Vessel	Nov. 01, 2012 Exmar LPG Joint Venture [Member] Charters-in [Member] Vessel	Nov. 30, 2011 Voyageur Spirit [Member] Sevan Marine [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Minimum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Maximum [Member]	Nov. 30, 2011 Voyageur Spirit [Member] Capital Addition Purchase Commitments [Member]	Dec. 31, 2013 Teekay Offshore [Member]	Nov. 30, 2011 Teekay Offshore [Member] Piranema Spirit [Member]	Dec. 31, 2013 Teekay LNG [Member] Newbuildings [Member] Vessel	Dec. 31, 2013 Teekay LNG [Member] Exmar LPG Joint Venture [Member]	Feb. 28, 2013 Teekay LNG [Member] Exmar LPG Joint Venture [Member]
Business Acquisition [Line Items]
Acquisition cost		$ 279,300,000										$ 184,000,000																									$ 441,380,000					$ 164,000,000
Investment in Sevan Marine															25,000,000																						37,100,000
Ownership interest													43.00%	43.00%	40.00%									52.00%	52.00%						50.00%												33.00%	50.00%
Acquisition cost																								1,300,000,000			266,000,000		1,060,000,000								372,845,000			94,000,000	253,000,000
Assumed debt		230,000,000																																						230,000,000
Assumed debt, outstanding balance																																					220,497,000			220,500,000	230,000,000
Purchase price of acquisition																																						140,000,000	150,000,000
Operating lease arrangement period,lessee																	5 years
Excess price paid for the carrying value of non-controlling interest acquired																35,400,000
Business acquisition, purchase price																			509,400,000	540,000,000																					540,000,000
Amount of charter rate being forgone		103,646,000	130,739,000	214,179,000														29,200,000
Indemnification of revenue loss					54,000,000																2,100,000	3,600,000
Indemnification amount																						34,900,000
Carrying value in excess of fair value	4,300,000
Common units issued	1.4
Bargain purchase gain		0	0	68,535,000																			68,535,000														68,535,000
REVENUES																							14,500,000
Income from acquisition, including bargain purchase gain																							68,400,000
Acquisition-related expenses																							1,100,000
Number of vessels																															23	19		12	8	5
Investments in joint venture		157,762,000	183,554,000	38,496,000																					5,800,000			138,200,000		133,100,000
Pro rata share of existing debt and lease obligations																																	108,000,000
Excess investment over the book value of net assets acquired																								303,000,000									6,000,000
Number of vessels																								6										4									4
Percentage of ownership																								100.00%
Percentage of secured debt guaranteed by the Partnership																								48.00%																					50.00%
Percentage of secured debt guaranteed by the Partnership																													52.00%
Restricted cash deposits relating to certain term loans		4,748,000	39,390,000																										30,000,000
Guarantee liability																								1,400,000	700,000
Carrying value of the guarantee liability																									600,000	600,000
Long-term debt		6,109,470,000	5,559,714,000							2,500,000,000	2,400,000,000														963,000,000
Teekay LNG-Marubeni Joint Venture entered in to an interest rate swap						8 years
Notional amount							160,000,000
Amortizing quarterly over the term of the interest rate swap to million at maturity							$ 70,400,000
LIBOR-based interest for the payment of a fixed rate of interest								2.20%	2.36%